Leases, Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2007 sqft	Dec. 31, 2012 LegalMatter	Dec. 31, 2011	Sep. 30, 2013	Jan. 31, 2012 sqft	Apr. 30, 2009 sqft
Leases Commitments And Contingencies Textual [Abstract]
Area of facility rented to Mendel	48,000
Total area of headquarters	72,000
Additional rented area					3,300	1,550
Total monthly base rent payments by Mendel		$ 4,800,000
Deferred rent		144,000	132,000	138,000
Building rent expense		600,000	675,000
Payments related to indemnification		0	0
Liabilities related to indemnification obligation		$ 0	$ 0
Claims or pending litigation		0